UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 47.0%
COMMON STOCK — 47.0%
	Shares	Value
DIVERSIFIED — 2.5%
VEREIT (A)	1,279,216	$10,911,713

HEALTH CARE — 1.6%
Healthcare Realty Trust	114,900	3,471,129
Healthcare Trust of America, Cl A	119,700	3,479,679

		6,950,808

INDUSTRIAL — 1.8%
DCT Industrial Trust	181,100	8,093,359

OFFICE — 10.7%
Alexandria Real Estate Equities	39,300	4,355,226
Kilroy Realty	33,029	2,472,221
Paramount Group (A)	337,404	5,631,273
SL Green Realty (A)	152,150	16,579,785
Vornado Realty Trust	165,523	17,596,750

		46,635,255

RESIDENTIAL — 8.2%
American Campus Communities	89,300	4,341,766
Apartment Investment & Management, Cl A	158,400	6,980,688
AvalonBay Communities	25,200	4,367,412
Monogram Residential Trust	868,600	8,833,662
Sun Communities	143,700	11,317,812

		35,841,340

RETAIL — 15.5%
DDR (A)	787,775	11,958,424
GGP (A)	884,863	21,979,997
Kimco Realty	472,100	11,750,569
Regency Centers	244,600	17,055,958
Simon Property Group	26,300	4,833,151

		67,578,099

SPECIALIZED — 6.7%
Digital Realty Trust	142,300	15,315,749
Gaming and Leisure Properties	152,700	4,829,901
QTS Realty Trust, Cl A	180,788	9,109,907

		29,255,557

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value

TOTAL COMMON STOCK
(Cost $200,695,815)		$205,266,131

TOTAL INVESTMENTS — 47.0%
(Cost $200,695,815)@		$205,266,131

SECURITIES SOLD SHORT
REAL ESTATE SECURITIES‡— (10.5)%
COMMON STOCK — (10.5)%
DIVERSIFIED — (1.7)%
PS Business Parks	(46,300)	$(5,187,452)
Washington Real Estate Investment Trust	(70,700)	(2,223,515)

		(7,410,967)

HEALTH CARE — (0.5)%
Ventas	(36,900)	(2,275,623)

HOTEL AND RESORT — (1.0)%
Ryman Hospitality Properties	(71,300)	(4,362,134)

INDUSTRIAL — (1.0)%
EastGroup Properties	(61,200)	(4,331,124)

OFFICE — (1.3)%
Cousins Properties	(362,200)	(3,078,700)
Douglas Emmett	(63,800)	(2,414,192)

		(5,492,892)

RESIDENTIAL — (1.9)%
Boardwalk Real Estate Investment Trust (Canada)	(110,100)	(3,992,791)
Essex Property Trust	(20,300)	(4,553,290)

		(8,546,081)

RETAIL — (2.1)%
Federal Realty Investment Trust	(49,400)	(6,937,242)
Urban Edge Properties	(85,100)	(2,380,247)

		(9,317,489)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value

SPECIALIZED — (1.0)%
CyrusOne	(90,100)	$(4,339,216)

TOTAL COMMON STOCK (Proceeds $46,066,804)		(46,075,526)

TOTAL SECURITIES SOLD SHORT — (10.5)% (Proceeds $46,066,804)#		$(46,075,526)

Percentages are based on Net Assets of $436,623,509.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(A)	All or a portion of this security has been committed as collateral for open short positions as of January 31, 2017.

Cl — Class

As of January 31, 2017, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended January 31, 2017, there were no transfers between levels and there were no Level 3 securities.

@ At January 31, 2017, the tax basis cost of the Fund’s investments was $204,644,253, and the unrealized appreciation and depreciation were $9,207,012 and $(8,585,134), respectively. Cost of investments on a tax basis includes the adjustment for financial reporting purposes as of the most recently completed federal income tax reporting period end.

# At January 31, 2017, the tax basis proceeds of the Fund’s securities sold short were $(46,066,804), and the unrealized appreciation and depreciation were $316,535 and $(325,257), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017